UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Latin American Equity Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

1/31/11

LEQ-SEM

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. As we move forward in 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

March 21, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Vale S.A., ADR	8.2%
Petroleo Brasileiro S.A., ADR	5.7%
Brazil Insurance Participacoes e Administracao S.A.	4.9%
America Movil S.A.B. de C.V., “L”, ADR	4.4%
Anhanguera Educacional Participacoes S.A.	3.7%
Kroton Educacional S.A., IEU	3.0%
Brasil Brokers Participacoes	2.6%
Genomma Lab Internacional S.A., “B”	2.5%
Banco Santander S.A., IEU	2.4%
Urbi Desarrollos Urbanos S.A. de C.V.	2.1%

Equity sectors (a)
Financial Services	21.1%
Basic Materials	19.1%
Utilities & Communications	13.4%
Special Products & Services	12.1%
Energy	7.6%
Consumer Staples	6.2%
Health Care	6.2%
Autos & Housing	4.7%
Transportation	2.7%
Technology	2.5%
Retailing	1.6%
Leisure	1.0%

Issuer country weightings
Brazil	66.2%
Mexico	20.5%
Chile	3.6%
Luxembourg	1.9%
Argentina	1.9%
Peru	1.6%
Panama	1.6%
Colombia	0.9%
Other Countries	1.8%

(a)	The sectors depicted are economic aggregates made up of several underlying industry categories. The fund may invest between 25% and 35% of its total assets in any industry that represents 20% or more of the Latin American market as a whole, as measured by an index determined by the adviser to be an appropriate measure of the Latin American market. As of January 31, 2011, the fund did not have more than 25% of its total assets invested in any one industry.

Percentages are based on net assets as of 1/31/11.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 15, 2010 through January 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 15, 2010 through January 31, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/15/10	Ending Account Value 1/31/11	Expenses Paid During Period (p) 9/15/10-1/31/11
A	Actual	1.65%	$1,000.00	$1,081.00	$6.54
	Hypothetical (h)	1.65%	$1,000.00	$1,016.89	$8.39
B	Actual	2.40%	$1,000.00	$1,078.00	$9.50
	Hypothetical (h)	2.40%	$1,000.00	$1,013.11	$12.18
C	Actual	2.40%	$1,000.00	$1,078.00	$9.50
	Hypothetical (h)	2.40%	$1,000.00	$1,013.11	$12.18
I	Actual	1.40%	$1,000.00	$1,082.00	$5.55
	Hypothetical (h)	1.40%	$1,000.00	$1,018.15	$7.12

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. For the hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended January 31, 2011.

4

PORTFOLIO OF INVESTMENTS

1/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.2%
Issuer	Shares/Par	Value ($)

Airlines - 2.7%
Copa Holdings S.A., “A”	660	$37,125
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	460	24,049

		$61,174
Alcoholic Beverages - 2.6%
Companhia de Bebidas das Americas, ADR	1,630	$43,521
Compania Cervecerías Unidas S.A., ADR	320	17,366

		$60,887
Apparel Manufacturers - 1.6%
Cia.Hering S.A.	2,400	$36,858

Broadcasting - 1.0%
Grupo Televisa S.A., ADR	990	$23,817

Brokerage & Asset Managers - 3.5%
BM&F Bovespa S.A.	5,800	$40,535
Bolsa Mexicana de Valores S.A. de C.V.	8,400	17,775
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	1,600	21,193

		$79,503
Business Services - 6.7%
Cielo S.A.	5,300	$39,330
Kroton Educacional S.A., IEU (a)	5,000	69,528
LPS Brasil - Consultoria de Imoveis S.A.	1,200	25,988
Redecard S.A.	1,600	19,773

		$154,619
Computer Software - 1.7%
Totvs S.A.	400	$38,873

Conglomerates - 1.7%
Alfa S.A de C.V., “A”	3,630	$39,535

Construction - 4.7%
Corporacion GEO S.A.B. de C.V., “B” (a)	4,910	$16,838
Corporacion Moctezuma S.A. de C.V.	5,100	12,070

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - continued
Duratex S.A.	3,300	$31,675
Urbi Desarrollos Urbanos S.A. de C.V. (a)	20,130	48,720

		$109,303
Consumer Products - 1.0%
Kimberly-Clark de Mexico S.A. de C.V., “A”	2,450	$13,533
Natura Cosmeticos S.A.	390	9,990

		$23,523
Consumer Services - 3.7%
Anhanguera Educacional Participacoes S.A.	4,000	$84,826

Containers - 1.1%
Industria Klabin de Papel e Celulose, IPS	7,500	$25,556

Energy - Integrated - 5.7%
Petroleo Brasileiro S.A., ADR	3,570	$131,126

Food & Beverages - 2.6%
Grupo Continental S.A.	12,830	$44,145
M. Dias Branco S.A. Industria e Comercio de Alimentos	700	15,495

		$59,640
Forest & Paper Products - 2.0%
Suzano Papel E Celulose S.A., IPS	5,200	$45,232

Health Maintenance Organizations - 0.8%
OdontoPrev S.A.	1,300	$17,547

Insurance - 4.9%
Brazil Insurance Participacoes e Administracao S.A. (a)	100	$113,021

Internet - 0.8%
Universo Online S.A., IPS	2,200	$19,137

Medical & Health Technology & Services - 2.9%
Diagnosticos da America S.A.	3,300	$40,088
Fleury S.A.	1,800	26,995

		$67,083
Metals & Mining - 15.2%
Companhia Siderurgica Nacional S.A., ADR	1,760	$30,026
Gerdau S.A., ADR	1,380	18,285

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - continued
Grupo Mexico S.A.B. de C.V., “B”	9,600	$37,511
Ternium S.A., ADR	1,116	43,457
Usinas Siderurgicas de Minas Gerais S.A., IPS	2,800	32,637
Vale S.A., ADR	5,430	189,127

		$351,043
Natural Gas - Distribution - 1.1%
Ultrapar Participacoes S.A., IPS	400	$25,244

Oil Services - 1.9%
Tenaris S.A., ADR	930	$43,868

Other Banks & Diversified Financials - 10.1%
Banco Bradesco S.A., ADR	860	$16,271
Banco Santander Chile, ADR	126	10,695
Banco Santander S.A., IEU	4,800	55,661
Bancolombia S.A., ADR	365	21,331
Compartamos S.A.B. de C.V. (a)	7,960	16,024
Credicorp Ltd.	360	37,534
CSU Cardsystem S.A.	7,790	28,039
Itau Unibanco Multiplo S.A., ADR	2,140	46,010

		$231,565
Pharmaceuticals - 2.5%
Genomma Lab Internacional S.A., “B” (a)	23,000	$58,244

Real Estate - 2.6%
Brasil Brokers Participacoes	12,200	$59,282

Specialty Chemicals - 0.8%
Mexichem S.A.B de C.V.	4,900	$17,494

Telecommunications - Wireless - 5.9%
America Movil S.A.B. de C.V., “L”, ADR	1,790	$102,012
Vivo Participacoes S.A., ADR	1,020	34,721

		$136,733
Telephone Services - 1.5%
Empresa Nacional de Telecomunicaciones S.A.	1,976	$33,533

Utilities - Electric Power - 4.9%
CPFL Energia S.A.	1,000	$24,620
Eletropaulo Metropolitana S.A., IPS	1,400	27,295

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Enersis S.A., ADR	990	$20,552
Equatorial Energia S.A.	2,300	15,978
Tractebel Energia S.A.	1,630	25,228

		$113,673
Total Common Stocks (Identified Cost, $2,129,504)		$2,261,939

Money Market Funds (v) - 3.0%
MFS Institutional Money Market Portfolio, 0.2%, at Cost and Net Asset Value	68,096	$68,096
Total Investments (Identified Cost, $2,197,600)		$2,330,035

Other Assets, Less Liabilities - (1.2)%		(27,890)
Net Assets - 100.0%		$2,302,145

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,129,504)	$2,261,939
Underlying affiliated funds, at cost and value	68,096
Total investments, at value (identified cost, $2,197,600)	$2,330,035
Foreign currency, at value (identified cost, $29)	28
Receivables for
Fund shares sold	11,895
Interest and dividends	5,379
Receivable from investment adviser	22,802
Other assets	142
Total assets	$2,370,281
Liabilities
Payables for
Investments purchased	$240
Fund shares reacquired	205
Payable to affiliates
Shareholder servicing costs	5,690
Distribution and service fees	93
Payable for independent Trustees’ compensation	543
Accrued expenses and other liabilities	61,365
Total liabilities	$68,136
Net assets	$2,302,145
Net assets consist of
Paid-in capital	$2,204,878
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	132,477
Accumulated net realized gain (loss) on investments and foreign currency transactions	(36,242)
Undistributed net investment income	1,032
Net assets	$2,302,145
Shares of beneficial interest outstanding	213,035

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,054,377	97,539	$10.81
Class B	359,030	33,301	10.78
Class C	226,218	20,983	10.78
Class I	662,520	61,212	10.82

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.47 [100 / 94.25 x $10.81]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF OPERATIONS

Period ended 1/31/11(c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$14,170
Dividends from underlying affiliated funds	93
Interest	1
Foreign taxes withheld	(1,426)
Total investment income	$12,838
Expenses
Management fee	$7,355
Distribution and service fees	1,999
Shareholder servicing costs	6,434
Administrative services fee	6,665
Independent Trustees’ compensation	543
Custodian fee	54,457
Shareholder communications	5,821
Auditing fees	12,868
Legal fees	762
Miscellaneous	8,764
Total expenses	$105,668
Reduction of expenses by investment adviser	(93,862)
Net expenses	$11,806
Net investment income	$1,032
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(14,217)
Foreign currency transactions	(22,025)
Net realized gain (loss) on investments and foreign currency transactions	$(36,242)
Change in unrealized appreciation (depreciation)
Investments	$132,435
Translation of assets and liabilities in foreign currencies	42
Net unrealized gain (loss) on investments and foreign currency translation	$132,477
Net realized and unrealized gain (loss) on investments and foreign currency	$96,235
Change in net assets from operations	$97,267

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Period ended 1/31/11 (c) (unaudited)
From operations
Net investment income	$1,032
Net realized gain (loss) on investments and foreign currency transactions	(36,242)
Net unrealized gain (loss) on investments and foreign currency translation	132,477
Change in net assets from operations	$97,267
Change in net assets from fund share transactions	$2,204,878
Total change in net assets	$2,302,145
Net assets
At beginning of period	—
At end of period (including undistributed net investment income of $1,032)	$2,302,145

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

See Notes to Financial Statements

11

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Period ended 1/31/11 (c) (unaudited)
Class A

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.80
Total from investment operations	$0.81
Net asset value, end of period	$10.81
Total return (%) (r)(s)(t)	8.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	14.09	(a)
Expenses after expense reductions (f)	1.65	(a)
Net investment income	0.19	(a)
Portfolio turnover	17
Net assets at end of period (000 omitted)	$1,054

	Period ended 1/31/11 (c) (unaudited)
Class B

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.81
Total from investment operations	$0.78
Net asset value, end of period	$10.78
Total return (%) (r)(s)(t)	7.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	15.83	(a)
Expenses after expense reductions (f)	2.40	(a)
Net investment loss	(0.66	)(a)
Portfolio turnover	17
Net assets at end of period (000 omitted)	$359

See Notes to Financial Statements

12

Financial Highlights – continued

	Period ended 1/31/11 (c) (unaudited)
Class C

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	0.80
Total from investment operations	$0.78
Net asset value, end of period	$10.78
Total return (%) (r)(s)(t)	7.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	15.90	(a)
Expenses after expense reductions (f)	2.40	(a)
Net investment loss	(0.58	)(a)
Portfolio turnover	17
Net assets at end of period (000 omitted)	$226

	Period ended 1/31/11 (c) (unaudited)
Class I

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.80
Total from investment operations	$0.82
Net asset value, end of period	$10.82
Total return (%) (r)(s)	8.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	15.82	(a)
Expenses after expense reductions (f)	1.40	(a)
Net investment income	0.44	(a)
Portfolio turnover	17
Net assets at end of period (000 omitted)	$663

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Latin American Equity Fund (the fund) is a series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries. The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Latin American market as a whole, as measured by an index determined by MFS to be an appropriate measure of the Latin American market. At January 31, 2011, the fund did not have more than 25% of its assets invested in any one industry.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which

14

Notes to Financial Statements (unaudited) – continued

such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in

15

Notes to Financial Statements (unaudited) – continued

determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,261,939	$—	$—	$2,261,939
Mutual Funds	68,096	—	—	68,096
Total Investments	$2,330,035	$—	$—	$2,330,035

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

16

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the period ended January 31, 2011, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

17

Notes to Financial Statements (unaudited) – continued

The federal tax cost of securities held were as follows:

As of 1/31/11
Cost of investments	$2,197,600
Gross appreciation	197,164
Gross depreciation	(64,729)
Net unrealized appreciation (depreciation)	$132,435

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	1.05%
Next $1.5 billion of average daily net assets	0.95%
Average daily net assets in excess of $2.5 billion	0.90%

The management fee incurred for the period ended January 31, 2011 was equivalent to an annual effective rate of 1.05% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets:

Class A	Class B	Class C	Class I
1.65%	2.40%	2.40%	1.40%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2011. For the period ended January 31, 2011, this reduction amounted to $93,860 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $251 for the period ended January 31, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

18

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$750
Class B	0.75%	0.25%	1.00%	1.00%	673
Class C	0.75%	0.25%	1.00%	1.00%	576
Total Distribution and Service Fees					$1,999

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended January 31, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD. There were no contingent deferred sales charges imposed during the period ended January 31, 2011.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended January 31, 2011, the fee was $721, which equated to 0.1029% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the period ended January 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $5,713.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an

19

Notes to Financial Statements (unaudited) – continued

annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended January 31, 2011 was equivalent to an annual effective rate of 0.9513% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the period ended January 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $8 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 14, 2010, MFS purchased 10,000 shares each of Class A, Class B, and Class C and 70,000 shares of Class I for an aggregate amount of $1,000,000.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $2,455,543 and $311,883, respectively.

20

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 1/31/11 (c)
	Shares	Amount
Shares sold
Class A	107,208	$1,135,430
Class B	35,139	374,903
Class C	21,314	223,548
Class I	70,311	703,500
	233,972	$2,437,381
Shares reacquired
Class A	(9,669)	$(108,360)
Class B	(1,838)	(20,439)
Class C	(331)	(3,704)
Class I	(9,099)	(100,000)
	(20,937)	$(232,503)
Net change
Class A	97,539	$1,027,070
Class B	33,301	354,464
Class C	20,983	219,844
Class I	61,212	603,500
	213,035	$2,204,878

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

(6)	Line of Credit

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is equal to the Federal Reserve funds rate plus an agreed upon spread. The fund had no significant borrowings during the period.

21

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	2,265,403	(2,197,307)	68,096

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$93	$68,096

22

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In July 2010, the Board met to consider the initial approval of the Agreement (“the initial review meeting”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meeting, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), and (ii) descriptions of various functions to be performed by MFS for the Fund, such as compliance monitoring and portfolio trading practices. In addition, in connection with the independent Trustees’ meetings in May, June and July, 2010 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on fees it charges to institutional accounts managed in styles similar to other MFS Funds, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, and (iv) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment

23

Board Review of Investment Advisory Agreement – continued

advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not begun investment operations at the time of the initial review meeting, the Fund had no investment performance for the Trustees to review. The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data, the Fund’s effective advisory fee rate was lower than the Lipper expense group median and the Fund’s total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s proposed advisory fee schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees concluded that the proposed breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund has no operating history with MFS as its adviser. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.

24

Board Review of Investment Advisory Agreement – continued

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the agreement.

A discussion regarding the Board’s approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

25

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 will be available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

26

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature	c/o Boston Financial Data Services
30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® European Equity Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

1/31/11

EEQ-SEM

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. As we move forward in 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

March 21, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	5.3%
Royal Dutch Shell PLC, “A”	4.9%
HSBC Holdings PLC	4.0%
Roche Holding AG	3.9%
BNP Paribas	3.6%
Vodafone Group PLC	3.6%
Linde AG	3.5%
Sanofi-Aventis S.A.	3.3%
Siemens AG	3.2%
Akzo Nobel N.V.	3.1%

Equity sectors (a)
Financial Services	22.2%
Consumer Staples	11.8%
Health Care	11.2%
Energy	10.6%
Basic Materials	10.1%
Utilities & Communications	9.8%
Industrial Goods & Services	6.3%
Retailing	3.8%
Special Products & Services	3.7%
Technology	3.1%
Leisure	2.4%
Autos & Housing	2.0%

Issuer country weightings
United Kingdom	28.7%
Switzerland	16.6%
France	16.2%
Germany	13.6%
Netherlands	9.7%
Spain	4.6%
Italy	1.7%
Sweden	1.3%
Austria	1.0%
Other Countries	6.6%

(a)	The sectors depicted are economic aggregates made up of several underlying industry categories. The fund may invest between 25% and 35% of its total assets in any industry that represents 20% or more of the European market as a whole, as measured by an index determined by the adviser to be an appropriate measure of the European market. As of January 31, 2011, the fund did not have more than 25% of its total assets invested in any one industry.

Percentages are based on net assets as of 1/31/11.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 15, 2010 through January 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 15, 2010 through January 31, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/15/10	Ending Account Value 1/31/11	Expenses Paid During Period (p) 9/15/10-1/31/11
A	Actual	1.55%	$1,000.00	$1,099.00	$6.19
	Hypothetical (h)	1.55%	$1,000.00	$1,017.39	$7.88
B	Actual	2.30%	$1,000.00	$1,096.00	$9.18
	Hypothetical (h)	2.30%	$1,000.00	$1,013.61	$11.67
C	Actual	2.30%	$1,000.00	$1,096.00	$9.18
	Hypothetical (h)	2.30%	$1,000.00	$1,013.61	$11.67
I	Actual	1.30%	$1,000.00	$1,100.00	$5.20
	Hypothetical (h)	1.30%	$1,000.00	$1,018.65	$6.61

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. For the hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended January 31, 2011.

4

PORTFOLIO OF INVESTMENTS

1/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.0%
Issuer	Shares/Par	Value ($)

Aerospace - 1.1%
Cobham PLC	3,990	$13,423

Alcoholic Beverages - 1.5%
Heineken N.V.	346	$17,417

Apparel Manufacturers - 2.6%
Compagnie Financiere Richemont S.A.	185	$10,063
LVMH Moet Hennessy Louis Vuitton S.A.	135	21,080

		$31,143
Broadcasting - 2.2%
Publicis Groupe	517	$26,608

Brokerage & Asset Managers - 1.5%
Aberdeen Asset Management PLC	1,570	$5,596
Deutsche Boerse AG	159	12,052

		$17,648
Business Services - 3.7%
Amadeus Holdings AG (a)	461	$9,670
Compass Group PLC	1,260	11,212
Experian Group Ltd.	845	10,490
MITIE Group PLC	3,478	12,162

		$43,534
Cable TV - 0.2%
Virgin Media, Inc.	114	$2,868

Computer Software - 0.7%
Dassault Systemes S.A.	108	$8,482

Construction - 2.0%
Bellway PLC	712	$6,986
BUZZI UNICEM S.p.A	590	7,424
Geberit AG	44	9,285

		$23,695

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 2.5%
Beiersdorf AG	120	$6,575
Reckitt Benckiser Group PLC	427	23,221

		$29,796
Electrical Equipment - 5.2%
Schneider Electric S.A.	158	$24,640
Siemens AG	292	37,433

		$62,073
Electronics - 1.1%
ASM International N.V (a)	150	$5,437
Infineon Technologies AG (a)	678	7,167

		$12,604
Energy - Independent - 0.8%
Bankers Petroleum Ltd. (a)	807	$6,721
Motor Oil (Hellas) Corinth Refineries S.A.	247	3,132

		$9,853
Energy - Integrated - 9.3%
BG Group PLC	906	$20,332
BP PLC	4,028	31,284
Royal Dutch Shell PLC, “A”	1,653	58,213

		$109,829
Food & Beverages - 7.8%
Groupe Danone	498	$29,994
Nestle S.A.	1,159	62,677

		$92,671
Insurance - 6.6%
Hiscox Ltd.	2,492	$15,017
ING Groep N.V. (a)	2,301	26,224
SNS REAAL Groep N.V. (a)	1,485	7,376
Swiss Reinsurance Co.	339	19,374
Zurich Financial Services AG	39	10,655

		$78,646
Major Banks - 13.8%
Banco Santander S.A.	1,240	$15,195
Barclays PLC	3,263	15,354
BNP Paribas	570	42,611
Credit Suisse Group AG	415	18,556

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Erste Group Bank AG	168	$8,419
HSBC Holdings PLC	4,351	47,435
Julius Baer Group Ltd.	142	6,426
KBC Group N.V. (a)	245	9,813

		$163,809
Medical & Health Technology & Services - 1.3%
RHÖN-KLINIKUM AG	665	$15,478

Medical Equipment - 0.8%
Synthes, Inc.	68	$8,975

Metals & Mining - 0.3%
Voestalpine AG	67	$3,007

Network & Telecom - 1.3%
Ericsson, Inc., “B”	1,272	$15,679

Oil Services - 0.5%
John Wood Group PLC	344	$3,014
Petrofac Ltd.	96	2,408

		$5,422
Other Banks & Diversified Financials - 0.3%
Unione di Banche Italiane S.c.p.A.	373	$3,863

Pharmaceuticals - 9.1%
Bayer AG	291	$21,459
Roche Holding AG	306	46,548
Sanofi-Aventis S.A.	576	39,333

		$107,340
Specialty Chemicals - 9.8%
Akzo Nobel N.V.	585	$36,592
Croda International PLC	574	13,700
Linde AG	282	41,100
Sika AG	2	4,388
Symrise AG	729	20,636

		$116,416
Specialty Stores - 1.2%
Industria de Diseno Textil S.A.	75	$5,667
Kingfisher PLC	2,090	8,437

		$14,104

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 3.6%
Vodafone Group PLC	15,164	$42,593

Telephone Services - 3.1%
Royal KPN N.V.	1,389	$21,899
TDC A/S (a)	681	5,786
Telecom Italia S.p.A.	4,348	6,179
Telecom Italia S.p.A.	2,699	3,209

		$37,073
Utilities - Electric Power - 3.1%
CEZ AS	145	$6,835
Energias de Portugal S.A.	2,774	10,657
Fortum Oyj	344	10,597
Red Electrica de Espana	174	8,879

		$36,968
Total Common Stocks (Identified Cost, $1,056,080)		$1,151,017

First Exercise

Rights - 0.0%
Major Banks - 0.0%
Banco Santander S.A. (Zero Strike Right, (1 share for 65 rights)) (Identified Cost, $0) (a)	EUR	1/17/11	1,211	$229

Money Market Funds (v) - 4.0%
MFS Institutional Money Market Portfolio, 0.2%, at Cost and Net Asset Value	47,242	$47,242
Total Investments (Identified Cost, $1,103,322)		$1,198,488

Other Assets, Less Liabilities - (1.0)%		(11,335)
Net Assets - 100.0%		$1,187,153

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,056,080)	$1,151,246
Underlying affiliated funds, at cost and value	47,242
Total investments, at value (identified cost, $1,103,322)	$1,198,488
Cash	67
Receivables for
Investments sold	203
Interest and dividends	1,448
Receivable from investment adviser	15,001
Other assets	136
Total assets	$1,215,343
Liabilities
Payables for
Investments purchased	$850
Payable to affiliates
Shareholder servicing costs	5,712
Distribution and service fees	31
Payable for independent Trustees’ compensation	544
Accrued expenses and other liabilities	21,053
Total liabilities	$28,190
Net assets	$1,187,153
Net assets consist of
Paid-in capital	$1,086,055
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	95,183
Accumulated net realized gain (loss) on investments and foreign currency transactions	8,066
Accumulated net investment loss	(2,151)
Net assets	$1,187,153
Shares of beneficial interest outstanding	108,024

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$183,080	16,660	$10.99
Class B	109,578	10,000	10.96
Class C	124,521	11,364	10.96
Class I	769,974	70,000	11.00

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.66 [100 / 94.25 x $10.99]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF OPERATIONS

Period ended 1/31/11(c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$4,380
Dividends from underlying affiliated funds	58
Foreign taxes withheld	(278)
Total investment income	$4,160
Expenses
Management fee	$3,720
Distribution and service fees	934
Shareholder servicing costs	6,143
Administrative services fee	6,665
Independent Trustees’ compensation	543
Custodian fee	19,803
Shareholder communications	5,821
Auditing fees	12,548
Legal fees	762
Miscellaneous	8,777
Total expenses	$65,716
Reduction of expenses by investment adviser	(59,405)
Net expenses	$6,311
Net investment loss	$(2,151)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$9,077
Foreign currency transactions	(1,011)
Net realized gain (loss) on investments and foreign currency transactions	$8,066
Change in unrealized appreciation (depreciation)
Investments	$95,166
Translation of assets and liabilities in foreign currencies	17
Net unrealized gain (loss) on investments and foreign currency translation	$95,183
Net realized and unrealized gain (loss) on investments and foreign currency	$103,249
Change in net assets from operations	$101,098

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Period ended 1/31/11 (c) (unaudited)
From operations
Net investment loss	$(2,151)
Net realized gain (loss) on investments and foreign currency transactions	8,066
Net unrealized gain (loss) on investments and foreign currency translation	95,183
Change in net assets from operations	$101,098
Change in net assets from fund share transactions	$1,086,055
Total change in net assets	$1,187,153
Net assets
At beginning of period	—
At end of period (including accumulated net investment loss of $2,151)	$1,187,153

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

See Notes to Financial Statements

11

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 1/31/11 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	1.05
Total from investment operations	$0.99
Net asset value, end of period	$10.99
Total return (%) (r)(s)(t)	9.90	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	15.91	(a)
Expenses after expense reductions (f)	1.55	(a)
Net investment loss	(1.55	)(a)
Portfolio turnover	12
Net assets at end of period (000 omitted)	$183

See Notes to Financial Statements

12

Financial Highlights – continued

Class B	Period ended 1/31/11 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	1.01
Total from investment operations	$0.96
Net asset value, end of period	$10.96
Total return (%) (r)(s)(t)	9.60	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	16.66	(a)
Expenses after expense reductions (f)	2.30	(a)
Net investment loss	(1.31	)(a)
Portfolio turnover	12
Net assets at end of period (000 omitted)	$110

Class C	Period ended 1/31/11 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	1.01
Total from investment operations	$0.96
Net asset value, end of period	$10.96
Total return (%) (r)(s)(t)	9.60	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	16.66	(a)
Expenses after expense reductions (f)	2.30	(a)
Net investment loss	(1.27	)(a)
Portfolio turnover	12
Net assets at end of period (000 omitted)	$125

See Notes to Financial Statements

13

Financial Highlights – continued

Class I	Period ended 1/31/11 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.01
Total from investment operations	$1.00
Net asset value, end of period	$11.00
Total return (%) (r)(s)	10.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	15.66	(a)
Expenses after expense reductions (f)	1.30	(a)
Net investment loss	(0.30	)(a)
Portfolio turnover	12
Net assets at end of period (000 omitted)	$770

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS European Equity Fund (the fund) is a series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the European market as a whole, as measured by an index determined by MFS to be an appropriate measure of the European market. At January 31, 2011, the fund did not have more than 25% of its assets invested in any one industry.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued

15

Notes to Financial Statements (unaudited) – continued

at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published

16

Notes to Financial Statements (unaudited) – continued

prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,151,246	$—	$—	$1,151,246
Mutual Funds	47,242	—	—	47,242
Total Investments	$1,198,488	$—	$—	$1,198,488

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

17

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the period ended January 31, 2011, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

18

Notes to Financial Statements (unaudited) – continued

The federal tax cost of securities held were as follows:

As of 1/31/11
Cost of investments	$1,103,322
Gross appreciation	100,951
Gross depreciation	(5,785)
Net unrealized appreciation (depreciation)	$95,166

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.80%
Average daily net assets in excess of $2.5 billion	0.75%

The management fee incurred for the period ended January 31, 2011 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I
1.55%	2.30%	2.30%	1.30%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2011. For the period ended January 31, 2011, this reduction amounted to $59,404 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $84 for the period ended January 31, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

19

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$134
Class B	0.75%	0.25%	1.00%	1.00%	399
Class C	0.75%	0.25%	1.00%	1.00%	401
Total Distribution and Service Fees					$934

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended January 31, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. There were no contingent deffered sales charges imposed during the period ended January 31, 2011.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended January 31, 2011, the fee was $430, which equated to 0.1039% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the period ended January 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $5,713.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

20

Notes to Financial Statements (unaudited) – continued

The administrative services fee incurred for the period ended January 31, 2011 was equivalent to an annual effective rate of 1.6114% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the period ended January 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $5 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 14, 2010, MFS purchased 10,000 shares each of Class A, Class B, and Class C and 70,000 shares of Class I for an aggregate amount of $1,000,000.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,171,292 and $124,354, respectively.

21

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 1/31/11 (c)
	Shares	Amount
Shares sold
Class A	17,260	$177,022
Class B	10,000	100,000
Class C	11,364	115,000
Class I	70,000	700,000
	108,624	$1,092,022
Shares reacquired
Class A	(600)	$(5,967)
Net change
Class A	16,660	$171,055
Class B	10,000	100,000
Class C	11,364	115,000
Class I	70,000	700,000
	108,024	$1,086,055

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

(6)	Line of Credit

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is equal to the Federal Reserve funds rate plus an agreed upon spread. The fund had no significant borrowings during the period.

22

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	1,178,533	(1,131,291)	47,242

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$58	$47,242

23

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In July 2010, the Board met to consider the initial approval of the Agreement (“the initial review meeting”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meeting, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), and (ii) descriptions of various functions to be performed by MFS for the Fund, such as compliance monitoring and portfolio trading practices. In addition, in connection with the independent Trustees’ meetings in May, June and July, 2010 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on fees it charges to institutional accounts managed in styles similar to other MFS Funds, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, and (iv) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment

24

Board Review of Investment Advisory Agreement – continued

advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not begun investment operations at the time of the initial review meeting, the Fund had no investment performance for the Trustees to review. The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data, the Fund’s effective advisory fee rate was lower than the Lipper expense group median and the Fund’s total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s proposed advisory fee schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees concluded that the proposed breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund has no operating history with MFS as its adviser. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.

25

Board Review of Investment Advisory Agreement – continued

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the agreement.

A discussion regarding the Board’s approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

26

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 will be available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

27

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature	c/o Boston Financial Data Services
30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Asia Pacific ex-Japan Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

1/31/11

AJX-SEM

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. As we move forward in 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

March 21, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
BHP Billiton Ltd.	4.2%
Acer, Inc.	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Samsung Electronics Co. Ltd.	3.3%
Westpac Banking Corp.	3.3%
National Australia Bank Ltd.	3.1%
China Unicom Ltd.	3.0%
China Construction Bank	2.8%
Genting Berhad	2.5%
China Pacific Insurance (Group) Co. Ltd	2.5%

Equity sectors (a)
Financial Services	33.3%
Basic Materials	15.7%
Technology	12.0%
Energy	7.5%
Utilities & Communications	7.1%
Special Products & Services	4.6%
Industrial Goods & Services	4.3%
Leisure	2.8%
Retailing	2.7%
Consumer Staples	2.7%
Autos & Housing	2.5%
Health Care	0.9%
Transportation	0.6%

Issuer country weightings
Australia	22.2%
China	18.0%
South Korea	11.9%
Taiwan	10.0%
Hong Kong	9.4%
Singapore	7.8%
India	6.3%
United States	4.9%
Malaysia	3.6%
Other Countries	5.9%

(a)	The sectors depicted are economic aggregates made up of several underlying industry categories. The fund may invest between 25% and 35% of its total assets in any industry that represents 20% or more of the Asia Pacific market excluding Japan as a whole, as measured by an index determined by the adviser to be an appropriate measure of the Asia Pacific market excluding Japan. As of January 31, 2011, the fund did not have more than 25% of its total assets invested in any one industry.

Percentages are based on net assets as of 1/31/11.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 15, 2010 through January 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 15, 2010 through January 31, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/15/10	Ending Account Value 1/31/11	Expenses Paid During Period (p) 9/15/10-1/31/11
A	Actual	1.70%	$1,000.00	$1,103.04	$6.81
	Hypothetical (h)	1.70%	$1,000.00	$1,016.64	$8.64
B	Actual	2.45%	$1,000.00	$1,100.04	$9.80
	Hypothetical (h)	2.45%	$1,000.00	$1,012.85	$12.43
C	Actual	2.45%	$1,000.00	$1,100.04	$9.80
	Hypothetical (h)	2.45%	$1,000.00	$1,012.85	$12.43
I	Actual	1.45%	$1,000.00	$1,104.04	$5.81
	Hypothetical (h)	1.45%	$1,000.00	$1,017.90	$7.38

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. For the hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended January 31, 2011.

PORTFOLIO OF INVESTMENTS

1/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 92.2%
Issuer	Shares/Par	Value ($)

Airlines - 0.6%
Qantas Airways Ltd. (a)	3,500	$8,354

Apparel Manufacturers - 1.6%
ANTA Sports Products Ltd.	4,000	$6,385
Li & Fung Ltd.	2,000	13,015
Stella International Holdings Ltd.	2,500	5,432

		$24,832
Automotive - 2.5%
Geely Automobile Holdings Ltd.	25,000	$11,695
Mando Corp.	210	27,080

		$38,775
Brokerage & Asset Managers - 1.1%
Hong Kong Exchanges & Clearing Ltd.	500	$11,550
KIWOOM Securities Co. Ltd.	89	4,897

		$16,447
Business Services - 1.7%
Cognizant Technology Solutions Corp., “A” (a)	350	$25,533

Chemicals - 1.2%
Nufarm Ltd. (a)	3,605	$18,789

Computer Software - Systems - 4.5%
Acer, Inc.	20,000	$54,338
Venture Corp. Ltd.	2,000	15,188

		$69,526
Conglomerates - 2.9%
Hutchison Whampoa Ltd.	3,000	$35,145
Wesfarmers Ltd.	291	9,869

		$45,014
Consumer Products - 1.0%
Hengan International Group Co. Ltd.	2,000	$15,036

Containers - 0.3%
Brambles Ltd.	709	$5,089

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 7.5%
Samsung Electronics Co. Ltd.	58	$50,964
Samsung Electronics Co. Ltd., GDR	29	12,670
Taiwan Semiconductor Manufacturing Co. Ltd.	20,000	52,313

		$115,947
Energy - Independent - 4.3%
China Shenhua Energy Co. Ltd.	1,500	$6,119
CNOOC Ltd.	8,000	17,807
PTT Exploration & Production Public Co. Ltd.	4,000	20,780
Woodside Petroleum Ltd.	522	21,766

		$66,472
Energy - Integrated - 0.9%
China Petroleum & Chemical Corp.	12,000	$13,221

Engineering - Construction - 2.5%
Hyundai Development Co. Ltd. (a)	340	$11,347
Keppel Corp. Ltd.	3,000	27,582

		$38,929
Food & Beverages - 0.5%
Want Want China Holdings Ltd.	9,000	$7,538

Food & Drug Stores - 0.5%
Dairy Farm International Holdings Ltd.	900	$8,145

Gaming & Lodging - 2.8%
Genting Berhad	10,900	$37,953
SJM Holdings Ltd.	3,000	5,025

		$42,978
Insurance - 5.1%
AIA Group Ltd. NPV (a)	5,000	$13,816
China Pacific Insurance (Group) Co. Ltd	9,600	37,920
Samsung Fire & Marine Insurance Co. Ltd.	131	27,093

		$78,829
Machinery & Tools - 1.4%
Sinotruk (Hong Kong) Ltd.	12,500	$11,605
T.K. Corp. (a)	479	10,568

		$22,173

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 8.6%
Bank of China Ltd.	43,000	$22,269
DBS Group Holdings Ltd.	1,000	11,774
National Australia Bank Ltd.	1,921	47,407
Westpac Banking Corp.	2,200	50,618

		$132,068
Medical Equipment - 0.9%
Cochlear Ltd.	59	$4,549
Fisher & Paykel Healthcare Corp. Ltd.	3,773	9,273

		$13,822
Metals & Mining - 9.6%
BHP Billiton Ltd.	1,450	$64,440
Iluka Resources Ltd.	3,480	29,890
Maanshan Iron & Steel Co. Ltd.	36,000	19,996
MOIL Ltd. (a)	1,231	10,965
Rio Tinto Ltd. Npv	196	16,698
Steel Authority of India Ltd.	1,342	4,735

		$146,724
Other Banks & Diversified Financials - 13.2%
China Construction Bank	49,500	$43,353
China Minsheng Banking Corp. Ltd.	20,000	17,023
Chinatrust Financial Holding Co. Ltd.	27,000	22,950
CIMB Group Holdings Berhad	6,600	18,123
ICICI Bank Ltd., ADR	300	13,002
PT Bank Negara Indonesia Tbk.	32,197	11,476
PT Bank Rakyat Indonesia (Persero) Tbk	23,000	12,418
Shinhan Financial Group Co. Ltd. (a)	440	19,529
Siam Commercial Bank Public Co. Ltd.	4,500	13,692
United Overseas Bank Ltd.	2,000	31,028

		$202,594
Precious Metals & Minerals - 2.0%
Newcrest Mining Ltd.	837	$31,309

Real Estate - 4.4%
CapitaCommerical Trust, REIT	19,000	$21,294
Overseas Union Enterprise Ltd.	5,000	12,937
Sun Hung Kai Properties Ltd.	2,000	33,237

		$67,468

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 1.7%
Formosa Plastic Corp.	4,000	$13,702
PTT Chemical PCL	2,900	13,094

		$26,796
Specialty Stores - 0.6%
Esprit Holdings Ltd.	1,900	$9,005

Telecommunications - Wireless - 0.1%
PT Indosat Tbk	2,500	$1,347

Telephone Services - 4.3%
China Unicom Ltd.	28,000	$46,187
Chunghwa Telecom	3,200	9,784
PT XL Axiata Tbk (a)	17,000	9,903

		$65,874
Tobacco - 1.2%
KT&G Corp.	346	$18,186

Utilities - Electric Power - 2.7%
Cheung Kong Infrastructure Holdings Ltd.	2,000	$9,538
Spark Infrastructure Group, IEU (n)	27,979	31,983

		$41,521
Total Common Stocks (Identified Cost, $1,314,303)		$1,418,341

Warrants - 4.5%
Energy - Independent - 1.3%
Merrill Lynch (Oil & Natural Gas Corp. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	744	$19,358

Machinery & Tools - 0.4%
Merrill Lynch (BEML Limited - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	321	$6,062

Metals & Mining - 0.9%
Merrill Lynch (Steel Authority of India - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	3,880	$13,599

Oil Services - 1.0%
Merrill Lynch (Reliance Industries - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	747	$15,159

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Warrants - continued
Other Banks & Diversified Financials - 0.9%
Deutsche Bank AG London (Housing Development - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	320	$14,272
Total Warrants (Identified Cost, $80,341)		$68,450

Money Market Funds (v) - 4.9%
MFS Institutional Money Market Portfolio, 0.2%, at Cost and Net Asset Value	75,348	$75,348
Total Investments (Identified Cost, $1,469,992)		$1,562,139

Other Assets, Less Liabilities - (1.6)%		(24,632)
Net Assets - 100.0%		$1,537,507

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $100,433, representing 6.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
PCL	Public Company Limited
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,394,644)	$1,486,791
Underlying affiliated funds, at cost and value	75,348
Total investments, at value (identified cost, $1,469,992)	$1,562,139
Receivables for
Investments sold	19,773
Fund shares sold	12,400
Dividends	2,009
Receivable from investment adviser	25,199
Other assets	138
Total assets	$1,621,658
Liabilities
Payable for investments purchased	$19,889
Payable to affiliates
Shareholder servicing costs	5,694
Distribution and service fees	43
Payable for independent Trustees’ compensation	544
Accrued expenses and other liabilities	57,981
Total liabilities	$84,151
Net assets	$1,537,507
Net assets consist of
Paid-in capital	$1,428,107
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $150 deferred country tax)	91,941
Accumulated net realized gain (loss) on investments and foreign currency transactions	20,462
Accumulated net investment loss	(3,003)
Net assets	$1,537,507
Shares of beneficial interest outstanding	139,738

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$493,403	44,847	$11.00
Class B	142,586	12,994	10.97
Class C	127,830	11,650	10.97
Class I	773,688	70,247	11.01

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.67 [100 / 94.25 x $11.00]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Period ended 1/31/11(c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$5,316
Interest	479
Dividends from underlying affiliated funds	80
Foreign taxes withheld	(321)
Total investment income	$5,554
Expenses
Management fee	$5,308
Distribution and service fees	1,213
Shareholder servicing costs	6,237
Administrative services fee	6,665
Independent Trustees’ compensation	543
Custodian fee	49,506
Shareholder communications	5,821
Auditing fees	26,558
Legal fees	762
Miscellaneous	8,791
Total expenses	$111,404
Reduction of expenses by investment adviser	(102,847)
Net expenses	$8,557
Net investment loss	$(3,003)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $94 country tax)	$23,954
Foreign currency transactions	267
Net realized gain (loss) on investments and foreign currency transactions	$24,221
Change in unrealized appreciation (depreciation)
Investments (net of $150 increase in deferred country tax)	$91,997
Translation of assets and liabilities in foreign currencies	(56)
Net unrealized gain (loss) on investments and foreign currency translation	$91,941
Net realized and unrealized gain (loss) on investments and foreign currency	$116,162
Change in net assets from operations	$113,159

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

See Notes to Financial Statements

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Period ended 1/31/11 (c) (unaudited)
From operations
Net investment loss	$(3,003)
Net realized gain (loss) on investments and foreign currency transactions	24,221
Net unrealized gain (loss) on investments and foreign currency translation	91,941
Change in net assets from operations	$113,159
Distributions declared to shareholders
From net realized gain on investments	$(3,759)
Change in net assets from fund share transactions	$1,428,107
Total change in net assets	$1,537,507
Net assets
At beginning of period	—
At end of period (including accumulated net investment loss of $3,003)	$1,537,507

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 1/31/11 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.05
Total from investment operations	$1.03
Less distributions declared to shareholders
From net realized gain on investments	$(0.03)
Net asset value, end of period	$11.00
Total return (%) (r)(s)(t)	10.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	21.52	(a)
Expenses after expense reductions (f)	1.70	(a)
Net investment loss	(0.49	)(a)
Portfolio turnover	36
Net assets at end of period (000 omitted)	$493

See Notes to Financial Statements

Financial Highlights – continued

Class B	Period ended 1/31/11 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	1.06
Total from investment operations	$1.00
Less distributions declared to shareholders
From net realized gain on investments	$(0.03)
Net asset value, end of period	$10.97
Total return (%) (r)(s)(t)	10.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	22.89	(a)
Expenses after expense reductions (f)	2.45	(a)
Net investment loss	(1.35	)(a)
Portfolio turnover	36
Net assets at end of period (000 omitted)	$143

Class C	Period ended 1/31/11 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	1.06
Total from investment operations	$1.00
Less distributions declared to shareholders
From net realized gain on investments	$(0.03)
Net asset value, end of period	$10.97
Total return (%) (r)(s)(t)	10.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	22.88	(a)
Expenses after expense reductions (f)	2.45	(a)
Net investment loss	(1.38	)(a)
Portfolio turnover	36
Net assets at end of period (000 omitted)	$128

See Notes to Financial Statements

Financial Highlights – continued

Class I	Period ended 1/31/11 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.06
Total from investment operations	$1.04
Less distributions declared to shareholders
From net realized gain on investments	$(0.03)
Net asset value, end of period	$11.01
Total return (%) (r)(s)	10.40	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	21.98	(a)
Expenses after expense reductions (f)	1.45	(a)
Net investment loss	(0.40	)(a)
Portfolio turnover	36
Net assets at end of period (000 omitted)	$774

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Asia Pacific ex-Japan Fund (the fund) is a series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries. The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Asia Pacific market excluding Japan as a whole, as measured by an index determined by MFS to be an appropriate measure of the Asia Pacific market excluding Japan. At January 31, 2011, the fund did not have more than 25% of its assets invested in any one industry.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which

Notes to Financial Statements (unaudited) – continued

such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in

Notes to Financial Statements (unaudited) – continued

determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Australia	$28,658	$312,103	$—	$340,761
China	13,221	262,933	—	276,154
South Korea	17,567	164,767	—	182,334
Taiwan	—	153,087	—	153,087
Hong Kong	27,607	116,300	—	143,907
Singapore	12,937	106,866	—	119,803
India	63,659	33,493	—	97,152
Malaysia	37,954	18,123	—	56,077
Thailand	—	47,566	—	47,566
Other Countries	38,356	31,594	—	69,950
Mutual Funds	75,348	—	—	75,348
Total Investments	$315,307	$1,246,832	$—	$1,562,139

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the

Notes to Financial Statements (unaudited) – continued

reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the period ended January 31, 2011, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end.

The federal tax cost of securities held were as follows:

As of 1/31/11
Cost of investments	$1,469,992
Gross appreciation	126,547
Gross depreciation	(34,400)
Net unrealized appreciation (depreciation)	$92,147

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

From net realized gain on investments
Period ended 1/31/11 (c)
Class A	$1,007
Class B	333
Class C	317
Class I	2,102
Total	$3,759

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	1.05%
Next $1.5 billion of average daily net assets	0.95%
Average daily net assets in excess of $2.5 billion	0.90%

The management fee incurred for the period ended January 31, 2011 was equivalent to an annual effective rate of 1.05% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets:

Class A	Class B	Class C	Class I
1.70%	2.45%	2.45%	1.45%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2011. For the period ended January 31, 2011, this reduction amounted to $102,846 and is reflected as a reduction of total expenses on the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $66 for the period ended January 31, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$318
Class B	0.75%	0.25%	1.00%	1.00%	458
Class C	0.75%	0.25%	1.00%	1.00%	437
Total Distribution and Service Fees					$1,213

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended January 31, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD. There were no contingent deferred sales charges imposed during the period ended January 31, 2011.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended January 31, 2011, the fee was $524, which equated to 0.1035% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the period ended January 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $5,713.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended January 31, 2011 was equivalent to an annual effective rate of 1.3176% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional

Notes to Financial Statements (unaudited) – continued

compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the period ended January 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $6 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 14, 2010, MFS purchased 10,000 shares each of Class A, Class B, and Class C and 70,000 shares of Class I for an aggregate amount of $1,000,000.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,838,228 and $470,443, respectively.

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 1/31/11 (c)
	Shares	Amount
Shares sold
Class A	47,106	$499,960
Class B	13,311	136,034
Class C	15,452	160,429
Class I	70,054	700,610
	145,923	$1,497,033
Shares issued to shareholders in reinvestment of distributions
Class A	93	$1,007
Class B	31	333
Class C	29	317
Class I	193	2,102
	346	$3,759
Shares reacquired
Class A	(2,352)	$(25,895)
Class B	(348)	(3,773)
Class C	(3,831)	(43,017)
	(6,531)	$(72,685)
Net change
Class A	44,847	$475,072
Class B	12,994	132,594
Class C	11,650	117,729
Class I	70,247	702,712
	139,738	$1,428,107

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

(6)	Line of Credit

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is equal to the Federal Reserve funds rate plus an agreed upon spread. The fund had no significant borrowings during the period.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	1,528,783	(1,453,435)	75,348

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$80	$75,348

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In July 2010, the Board met to consider the initial approval of the Agreement (“the initial review meeting”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meeting, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), and (ii) descriptions of various functions to be performed by MFS for the Fund, such as compliance monitoring and portfolio trading practices. In addition, in connection with the independent Trustees’ meetings in May, June and July, 2010 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on fees it charges to institutional accounts managed in styles similar to other MFS Funds, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, and (iv) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment

Board Review of Investment Advisory Agreement – continued

advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not begun investment operations at the time of the initial review meeting, the Fund had no investment performance for the Trustees to review. The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data, the Fund’s effective advisory fee rate and total expense ratio were each below the Lipper expense group median.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s proposed advisory fee schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees concluded that the proposed breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund has no operating history with MFS as its adviser. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.

Board Review of Investment Advisory Agreement – continued

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the agreement.

A discussion regarding the Board’s approval of the fund’s Investment Advisory

Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 will be available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature	c/o Boston Financial Data Services
30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VII

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: March 21, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 21, 2011

*	Print name and title of each signing officer under his or her signature.